OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Contract Amounts Represent Credit Risk
Financial instruments whose contract amounts represent credit risk at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$31,702	$7,531
Undisbursed construction loans	8,426	28,939
Undisbursed home equity lines of credit	52,131	46,819
Undisbursed commercial lines of credit	54,023	47,354
Overdraft protection lines	1,306	1,262
Standby letters of credit	133	173
Total commitments	$147,721	$132,078

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2016, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2017	$1,472
2018	1,382
2019	1,324
2020	1,224
2021	1,063
Thereafter	6,224
Total	$12,689

Schedule of Future Minimum Rental Payments Receivable [Table Text Block]	At December 31, 2016, future minimum lease payments receivable for the noncancelable lease agreement is as follows (in thousands):

2017	$264
2018	36
2019	19
2020	19
2021	19
Thereafter	48
Total	$405